Asset and Goodwill Impairment Testing - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 $ / shares	Oct. 31, 2019 CAD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of discount rate applied to cash flow projections		6.00%
Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 1,200
Impairment loss recognised in profit or loss, after tax	910
Recoverable amount net of tax				$ 3,100
Steelmaking coal CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	289
Impairment loss recognised in profit or loss, after tax	184
Recoverable amount of steelmaking coal CGU exceeding its carrying value						$ 4,800
Change in the price of dollar that would result in equalization of carrying value and fair value						10.00%
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 31	$ 41
Other | Capitalized exploration expenditures
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		31
Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of discount rate applied to cash flow projections	5.40%
Bottom of range | Steelmaking coal CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life	1 year
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of discount rate applied to cash flow projections	6.00%
Top of range | Steelmaking coal CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life	50 years
Quebrada Blanca
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of steelmaking coal CGU exceeding its carrying value						$ 798
Change in the price of dollar that would result in equalization of carrying value and fair value						5.00%
Quebrada Blanca | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		$ 10
Useful life	30 years
Mine Plans | Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Useful life	40 years
Mining Operations and Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of discount rate applied to cash flow projections	6.00%	6.00%
Discount rate, nominal post-tax	8.10%	8.10%
Oil Sands Operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of discount rate applied to cash flow projections	5.40%
Discount rate, nominal post-tax	7.50%
WCS Oil | Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in assumption			0.01		1
Amount by which recoverable amount is reduced when key assumption changes for commodity price				135
Amount by which recoverable amount is reduced when key assumption changes for foreign exchange rate				50
Adjustment to interest rate basis	2500.00%
Amount by which recoverable amount is reduced when key assumption changes for discount rate				$ 110
Frontier oil sands project
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 1,100
Impairment loss recognised in profit or loss, after tax	$ 944